N-2 - $ / shares	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001287480
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BLACKROCK FLOATING RATE INCOME TRUST
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock Floating Rate Income Trust’s (BGT) (the “Trust”)
primary investment objective is to provide a high level of current income. The Trust’s secondary investment objective is to seek the preservation of capital to the extent consistent with its primary objective of high current income. The Trust seeks to achieve its investment objectives by investing primarily, under normal conditions, at least 80% of its assets in floating and variable rate instruments of U.S. and
non-U.S.
	issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market conditions, the Trust expects that the average effective duration of its portfolio will be no more than 1.5 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.
Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary

	06/30/22	12/31/21	Change	High	Low

Closing Market Price	$11.02	$13.99	(21.23)%	$14.13	$10.80
Net Asset Value	12.10	13.44	(9.97)	13.57	12.10

Lowest Price or Bid		$ 10.8
Highest Price or Bid		14.13
Lowest Price or Bid, NAV		12.1
Highest Price or Bid, NAV		13.57
Latest Share Price		11.02	$ 13.99
Latest NAV		$ 12.1	$ 13.44
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		22,370,659